SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 08, 2023	Apr. 30, 2022	Feb. 23, 2021	Dec. 31, 2023	Dec. 31, 2022
Number of options
Granted	18,000		30,000
2019 Plan [Member]
Number of options
Options outstanding				133,994
Granted				54,000
Forfeited				0
Exercised				0
Options outstanding				187,994	133,994
Exercisable at the end of the year				138,274
Weighted-average exercise price
Outstanding at the beginning of the year				$ 14.4
Granted		$ 10.6		5.89
Exercised				0
Outstanding at the end of the year				11.94	$ 14.4
Exercisable at the end of the year				$ 13.44
Weighted-average remaining contractual term
Outstanding at the beginning of the year				8 years 6 months 21 days
Granted				9 years 5 months 8 days	9 years 4 months 20 days
Exercisable at the end of the year				8 years 8 months 8 days